Share Capital (Details) - Schedule of shares issued granted options - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Number of options granted (in Shares)	76,500	317,909
Exercise price range (in Dollars per share)		$ 10.08
Vesting period	4 years	4 years
Expiration	10 years	10 years
Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Number of options granted (in Shares)		162,713
Exercise price range (in Dollars per share)		$ 11.06
Vesting period		4 years
Expiration		10 years
Minimum [Member] | Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	12.78
Maximum [Member] | Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	$ 13.08